Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)		Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($)
Operating activities:
Net income for the year	$ 711,522		$ 1,036,564	[1],[2]	$ 869,964	[1]
Adjustments for:
Income tax expense	469,260		380,023	[3]	516,920
Depreciation and amortization	392,186		382,119	[3]	287,702
Impairment of assets held for sale	166,581			[3]
Interest expense	639,705		827,812	[3]	543,321
Interest income	(22,818)		(45,056)	[3]	(28,689)
Loss (gain) on disposal of non-current assets	(992)		(1,460)	[3]	4,758
Loss by selling of properties	529,722			[3]
Share-based payment expense			4,188	[3]	5,991
Movements in non-controlling interest	117		(93)	[3]	10,983
Effect of foreign currency conversion	(16,711)		(4,349)	[3]	(8,653)
Unrealized loss (gain) in valuation of derivative financial instruments	(156,766)		32,591	[3]	43,522
Total adjustments	2,711,806		2,612,339	[3]	2,245,819
(Increase) decrease in:
Trade accounts receivable	(60,638)		(101,393)	[3]	266,640
Trade accounts receivable from related parties	(146)		(43)	[3]	30,246
Inventory	(470,959)		92,136	[3]	171,260
Prepaid expenses and other assets	122,003		(84,826)	[3]	(48,383)
Increase (decrease) in:
Accounts payable to suppliers and accrued expenses	419,023		423,104	[3]	(940,039)
Trade accounts payable to related parties	1,237		(96,859)	[3]	97,029
Provisions	(55,830)		3,589	[3]	(24,640)
Value-added tax payable	(47,169)		28,722	[3]	110,231
Statutory employee profit sharing	6,400		(2,443)	[3]	22,798
Employee benefits	(9,350)		(32,606)	[3]	21,268
Income taxes paid	(819,247)		(474,941)	[3]	(542,527)
Net cash provided by operating activities	1,797,130		2,366,779	[3]	1,409,702
Investing activities:
Payment of business acquisition net of cash acquired				[3]	(4,698,463)
Other investment in subsidiaries				[3]	(1,886)
Payments of fixed and intangible assets	(181,503)		(131,066)	[3]	(175,653)
Proceeds from disposal of fixed assets	11,774		20,682	[3]	22,091
Proceeds from disposal of properties	156,500			[3]
Commission by selling of properties	(10,055)			[3]
Interest received	22,818		45,056	[3]	28,689
Net cash used in investing activities	(466)		(65,328)	[3]	(4,825,222)
Financing activities:
Proceeds from debt and borrowings	3,027,100		6,498,994	[3]	5,818,705
Repayment of borrowings	(3,319,600)		(7,633,715)	[3]	(1,120,025)
Bond issuance costs			(8,355)	[3]	(88,722)
Interest paid on borrowings	(603,921)		(652,313)	[3]	(502,847)
Lease payments (principal and interest)	(155,361)		(123,241)	[3]	(76,214)
Share repurchases				[3]	(25,321)
Dividends paid	(998,054)	[3]	(648,735)		(949,610)
Net cash (used in) provided by financing activities	(2,049,836)		(2,567,365)	[3]	3,055,966
(Decrease) increase in cash and cash equivalents	(253,172)		(265,914)	[3]	(359,554)
Cash and cash equivalents at the beginning of year	549,730	[4]	815,644	[3]	1,175,198
Cash and cash equivalents at the end of year	$ 296,558		$ 549,730	[4]	$ 815,644	[3]

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[3]	Details of the restatement are shown in note 2b.
[4]	Details of the restatement are shown in note 2b.